CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Neuberger Berman Alternative Funds (1933 Act File No. 333-122847; 1940 Act File No. 811-21715) (“Registrant”) hereby certifies (a) that the form of prospectus that would have been filed under paragraph (c) of Rule 497 with respect to Class R6 of Neuberger Berman Absolute Return Multi-Manager Fund, a series of the Registrant, would not have differed from the prospectus contained in Post-Effective Amendment No. 33 to the Registrant’s Registration Statement (“Amendment No. 33”), and (b) that Amendment No. 33 was filed electronically.

Dated: January 6, 2014	By: /s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary